TAXES ON INCOME - Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Basic (in usd per share)	$ 6.97	$ 5.32	$ 4.17
Diluted (in usd per share)	6.76	5.11	4.00
Approved, Privileged and Preferred Enterprise
Entity Information [Line Items]
Basic (in usd per share)	1.27	0.49	0.18
Diluted (in usd per share)	$ 1.23	$ 0.47	$ 0.19